New Accounting Standards and Interpretations Not Yet Applied - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
In accordance with IFRS 16 [member] | Assets and liabilities [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase in accounting estimate	¥ 31,944